Consolidated statements of comprehensive income (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income
Cost of hedging	€ (1,962)	€ (1,335)